Convertible Notes Payable (Details Narrative) - USD ($)	Jul. 31, 2016	Jul. 31, 2015
Debt face amount	$ 8,800
Debt Convertible into common stock	26,400,000
Derivative liabilities	$ 1,600,752
Convertible Notes Payable [Member]
Derivative liabilities	116,548
Convertible Notes Payable 1 [Member]
Derivative liabilities	1,106,220
Convertible Notes Payable 2 [Member]
Derivative liabilities	173,450
Convertible Notes Payable 3 [Member]
Derivative liabilities	$ 182,539